                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northaven Management Co.

Address: 375 Park Avenue
New York, NY 10152



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

    James Morley                  New York, NY                  11/10/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



     ITEM 1                    ITEM 2    ITEM 3            ITEM 4    ITEM 5          ITEM 6        ITEM 7           ITEM 8
------------------             ------    ------           --------   ------    ------------------  ------     --------------------
                                TITLE                       FAIR               INVEST. DESC        MANA-
                                 OF      CUSIP             MARKET    SHRS OF   SHARED              GERS         VOTING AUTHORITY
  NAME OF ISSUER                CLASS    NUMBER            VALUE     PRN AMT   SOLE   SHRD  OTHER  SHARED     SOLE   SHARED  OTHER
------------------             -------  --------          --------   -------   ----   ----  -----  ------     ----   ------  -----
ACNB CORP                      OTC EQ   000868109  $     694,575.00    34300 N  X                                    NORT     34300
ASTORIA FINANCIAL CORP         COMMON   046265104  $   3,544,300.00   115000 N  X                                    NORT    115000
AMCOMP INC NEW                 OTC EQ   02342J101  $     978,925.00   101443 N  X                                    NORT    101443
AON CORP                       COMMON   037389103  $   4,741,800.00   140000 N  X                                    NORT    140000
ARES CAPITAL CORP              OTC EQ   04010L103  $   8,710,000.00   500000 N  X                                    NORT    500000
AMVESCAP PLC-ORD 25P           BSTK     G4917N106  $   6,872,440.00   632300 N  X                                    NORT    632300
BANK OF AMERICA CORP           COMMON   060505104  $  10,392,580.00   194000 N  X                                    NORT    194000
FRANKLIN RESOURCES INC         COMMON   354613101  $   5,287,500.00    50000 N  X                                    NORT     50000
BANK OF NEW YORK CO INC        COMMON   064057102  $   3,526,000.00   100000 N  X                                    NORT    100000
BEVERLY NATIONAL CORP          COMMON   088115100  $   1,410,000.00    60000 N  X                                    NORT     60000
CONNECTICUT BANK & TRUST C     OTC EQ   207546102  $   2,260,050.00   285000 N  X                                    NORT    285000
DIME COMMUNITY BANCSHARES      OTC EQ   253922108  $   2,295,744.00   155855 N  X                                    NORT    155855
WTS DIME BANCORP INC NEW       OTC EQ   25429Q110  $      46,343.00   413775 N  X                                    NORT    413775
ECB BANCORP INC                OTC EQ   268253101  $   2,610,367.00    79150 N  X                                    NORT     79150
EASTERN INSURANCE HOLDINGS     OTC EQ   276534104  $  14,434,610.00  1015205 N  X                                    NORT    866915
FLUSHING FINANCIAL CORP        OTC EQ   343873105  $   4,952,938.00   283025 N  X                                    NORT    283025
GREATER BAY BANCORP            OTC EQ   391648102  $   7,001,722.00   248200 N  X                                    NORT    248200
GENWORTH FINANCIAL INC         COMMON   37247D106  $   8,306,123.00   237250 N  X                                    NORT    237250
HARRINTON WEST FINANCIAL       OTC EQ   41383L104  $   4,640,244.00   283807 N  X                                    NORT    283807
IRWIN FINANCIAL CORP           COMMON   464119106  $   6,390,741.00   326725 N  X                                    NORT    326725
INDEPENDENT BANK CORP-MASS     OTC EQ   453836108  $   4,365,712.00   134247 N  X                                    NORT    134247
UNITED AMERICA INDEMNITY       OTC EQ   90933T109  $  11,156,153.00   496491 N  X                                    NORT    496491
JANUS CAPITAL GROUP INC        COMMON   47102X105  $   7,296,400.00   370000 N  X                                    NORT    370000
JAMES RIVER GROUP INC          OTC EQ   470359100  $   4,549,250.00   155000 N  X                                    NORT    155000
KMG AMERICA CORP               COMMON   482563103  $   7,643,265.00  1039900 N  X                                    NORT   1039900
MELLON FINL CORP               COMMON   58551A108  $   7,820,000.00   200000 N  X                                    NORT    200000
CALL MERRILL LYNCH JUN 72.     CALL O   5901889GO  $     100,000.00   100000 C  X                                    NORT    100000
MERRILL LYNCH & CO INC         COMMON   590188108  $  10,839,337.00   138575 N  X                                    NORT    138575
MGIC INVESTMENT CORP-WIS       COMMON   552848103  $   8,695,650.00   145000 N  X                                    NORT    145000
MAX RE CAPITAL LTD             OTC EQ   G6052F103  $  14,339,668.00   624550 N  X                                    NORT    624550
NEWALLIANCE BANCSHARES INC     COMMON   650203102  $   1,867,875.00   127500 N  X                                    NORT    127500
NEW ENGLAND BANCSHARES INC     OTC EQ   643863202  $   3,200,000.00   250000 N  X                                    NORT    250000
ANNALY MORTGAGE MANAGEMENT     COMMON   035710409  $   9,855,000.00   750000 N  X                                    NORT    750000
PMI GROUP INC                  COMMON   69344M101  $   8,762,000.00   200000 N  X                                    NORT    200000
PROCENTURY CORPOATION          OTC EQ   74268T108  $   7,072,500.00   471500 N  X                                    NORT    471500
CALL SOVEREIGN B JAN 21.37     CALL X   8459058AW  $     519,094.00     1750 N  X                                    NORT      1750
REINSURANCE GROUP OF AMERI     COMMON   759351109  $   3,375,450.00    65000 N  X                                    NORT     65000
SECURITY CAPITAL ASSURANCE     COMMON   G8018D107  $   6,935,920.00   289600 N  X                                    NORT    289600
CHARLES SCHWAB CORP NEW        OTC EQ   808513105  $  12,155,517.00   678700 N  X                                    NORT    678700
STIFEL FINANCIAL CORP          COMMON   860630102  $   1,704,438.00    53700 N  X                                    NORT     53700
SOVEREIGN BANCORP INC          COMMON   845905108  $  11,235,555.00   522341 N  X                                    NORT    522341
STERLING BANCORP-N.Y.          COMMON   859158107  $   6,285,302.00   319700 N  X                                    NORT    319700
TRANSCOMMUNITY FINANCIAL C     OTC EQ   893547107  $   3,949,345.00   443000 N  X                                    NORT    443000
USB HOLDING CO INC             COMMON   902910108  $   1,261,832.00    57200 N  X                                    NORT     57200
WACHOVIA CORP                  COMMON   929903102  $  10,508,144.00   188318 N  X                                    NORT    188318
WADDELL & REED FINANCIAL I     COMMON   930059100  $   5,692,500.00   230000 N  X                                    NORT    230000
                                                   $ 270,282,909.00